Note 7. Subsequent Events (Detail) (USD $)	0 Months Ended								1 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Sep. 30, 2012	Jan. 31, 2013
Stock Issued During Period, Shares, Issued for Services	12,644,943	13,181,460	6,456,600	233,335					116,665
Sale of Stock, Consideration Received on Transaction (in Dollars)		$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950	$ 23,333
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770		102,000	337,500	37,500,000	25,462,505
Related Party Debt, Noncurrent (Deprecated 2009-01-31)										$ 85,310